Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail) - Jun. 30, 2020	GBP (£)	USD ($)	EUR (€)
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	£ 7,435,500,000
Repayment of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			€ 250,000,000
Repayment of GBP 200 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	200,000,000
Partial repayment of USD 450 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 450,000,000
Partial repayment of USD 272 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		272,000,000
Repayment of EURO 600 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			600,000,000
Repayment of USD 812 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 812,000,000
Proceeds from issue of EURO 750 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			€ 750,000,000
Proceeds from issue of GBP 250 million bonds [Member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	£ 250,000,000